Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Net sales	$ 17,649,060	$ 17,610,092	$ 16,414,466
Cost of sales	(14,760,224)	(14,050,737)	(12,487,282)
Gross profit	2,888,836	3,559,355	3,927,184
Selling, general and administrative expenses	(1,650,759)	(1,471,678)	(1,143,646)
Other operating (expense) income, net	25,234	110,337	(84,019)
Operating income	1,263,311	2,198,014	2,699,519
Finance expense	(196,175)	(125,376)	(46,737)
Finance income	297,820	255,009	75,145
Other financial (expenses) income, net	(295,859)	(6,179)	(98,541)
Equity in earnings of non-consolidated companies	69,108	105,305	37,114
Income before income tax expense - IFRS	728,005	1,320,782	2,666,500
Income tax expense	(554,224)	(334,408)	(573,728)
Profit for the year	173,781	986,374	2,092,772
Attributable to:
Owners of the parent	(53,672)	676,043	1,767,516
Non-controlling interest	$ 227,453	$ 310,331	$ 325,256
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ (0.03)	$ 0.34	$ 0.90
Basic earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ (0.03)	$ 0.34	$ 0.90
Usiminas
Disclosure of analysis of other comprehensive income by item [line items]
Net sales	$ 4,803,000	$ 5,534,000
Provision for ongoing litigation related to the acquisition of a participation in Usiminas	(410,200)	0	$ 0
Attributable to:
Non-controlling interest	28,000	50,000
Usiminas
Disclosure of analysis of other comprehensive income by item [line items]
Effect related to the increase of the participation in Usiminas	0	(171,045)	0
Effect related to the increase of the participation in Usiminas	$ 0	$ (934,946)	$ 0